Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (1,074,151)	$ (611,196)	$ (11,114,402)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	34,133	95,835	409,595
Amortization of operating right-of-use asset, related party
Changes in operating assets and liabilities:
Prepaid expenses – related party	(833,333)		833,333
Accounts payable – related party			8,387,559
Other payables and accrued liabilities	945,587		122,594
Accrued liability – related party			22,000
Franchise tax payable	1,097		3,200
Net cash used in operating activities	(926,667)	(515,361)	(1,336,121)
Cash Flows from Investing Activities:
Loan to UPTD as extension note receivable			(273,066)
Net cash used in investing activities			(273,066)
Cash Flows from Financing Activities:
Net transfers from Parent		515,361
Net proceeds from early exercise of stock options	15,000
Net proceeds from issuance of Series A Preferred Stock	5,000,000
Net cash provided by financing activities	5,015,000	515,361
Net Change in Cash	4,088,333		(1,609,187)
Cash at beginning of the year			4,088,333
Cash at end of the year	4,088,333		2,479,146
Supplemental Cash flow Information
Cash paid for income tax
Cash paid for interest
Supplemental Disclosure of Non-cash Financing Activities
Deferred transaction costs included in other payables and accrued liabilities			276,187
Recognition of related party operating right-of-use asset and lease liability			$ 48,988